Loan Receivables	6 Months Ended
Sep. 30, 2023
Loan Receivables [Abstract]
LOAN RECEIVABLES

Note 7 – LOAN RECEIVABLES

	As of	As of
	September 30, 2023	March 31, 2023
	USD	USD

Loan receivables	—	1,528,918
Allowance for uncollectible loan receivables	—	—
Loan receivables, net	—	1,528,918
Loan receivables – current	—	1,528,918
Loan receivables – non-current	—	—

In March 2023, the Company lent a total of US$1.5 million (RMB10.5 million) to two third party companies. The loan term for each loan was one year with an annual interest of 2%. In July 2023, the Company received the total loan principle and all accrued interests from the two third party companies.